Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 365,056	$ 41,116
Foreign currency translation income (loss)	(36)	70
Other comprehensive income (loss)	(36)	70
Comprehensive income	365,020	41,186
Comprehensive income attributable to non-controlling interest	63	3
Comprehensive income attributable to the Company	$ 364,957	$ 41,183